NOTE 8. CAPITAL STRUCTURE	12 Months Ended
Dec. 31, 2012
Stockholders equity
NOTE 8. CAPITAL STRUCTURE

NOTE 8. CAPITAL STRUCTURE

As of December 31, 2012, the Company is authorized to issue 80,000,000 shares of common stock, par value $.0001 per share, and 20,000,000 shares of preferred stock, par value $.0001 per share. As of December 31, 2012, there were 1,000,000 shares of common stock issued and outstanding.